Revenue (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Revenue by type of service
Revenue	$ 12,293	¥ 76,204	¥ 52,504	¥ 34,517
Online marketing services
Revenue by type of service
Revenue		40,135	30,928	20,681
P4P and display marketing
Revenue by type of service
Revenue		36,197	27,869	18,130
Other online marketing services
Revenue by type of service
Revenue		3,938	3,059	2,551
Commission
Revenue by type of service
Revenue		22,705	12,778	6,412
Membership fees and value-added services
Revenue by type of service
Revenue		6,431	5,135	5,086
Others
Revenue by type of service
Revenue		¥ 6,933	¥ 3,663	¥ 2,338